Expense Example - Conservative Allocation Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 70
3 Years	221
5 Years	384
10 Years	859
Investor
Expense Example:
1 Year	96
3 Years	300
5 Years	520
10 Years	$ 1,155